IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Apr. 30, 2022		Jan. 31, 2022		Oct. 31, 2021	Apr. 30, 2021		Jan. 31, 2021	Oct. 31, 2020
Assets
Cash and non-interest-bearing deposits with banks	$ 20,768	[1]	$ 23,259	[1]	$ 34,573	$ 26,924	[1]	$ 42,986	$ 43,531
Interest-bearing deposits with banks	27,252				22,424
Securities	172,273				161,401
Cash collateral on securities borrowed	14,623				12,368
Securities purchased under resale agreements	64,424				67,572
Loans
Residential mortgages	261,986				251,526
Personal	43,969				41,897
Credit card	15,087				11,134
Business and government	172,475				150,213
Allowance for credit losses	(2,823)		(2,838)		(2,849)	(3,200)
Derivative instruments	46,665				35,912
Customers' liability under acceptances	11,736				10,958
Other assets	45,713
Total assets	894,148				837,683
Liabilities
Deposits	665,487				621,158
Obligations related to securities sold short	18,970				22,790
Cash collateral on securities lent	3,094				2,463
Obligations related to securities sold under repurchase agreements	66,837				71,880
Derivative instruments	45,054				32,101
Acceptances	11,767				10,961
Other liabilities	28,701
Subordinated indebtedness	6,291				5,539
Equity	47,947		$ 47,292		45,830	$ 42,680
Total liabilities and equities	894,148				837,683
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	20,768
Interest-bearing deposits with banks	27,252
Securities	4,444
Cash collateral on securities borrowed	14,623
Securities purchased under resale agreements	41,276
Loans
Residential mortgages	1,605
Personal	1,249
Credit card	317
Business and government	10,299
Derivative instruments	5,303
Customers' liability under acceptances	8,997
Total assets	136,133				133,285
Liabilities
Deposits	15,802
Obligations related to securities sold short	18,970
Cash collateral on securities lent	3,094
Obligations related to securities sold under repurchase agreements	56,400
Derivative instruments	5,352
Acceptances	9,028
Other liabilities	26
Total liabilities and equities	108,672				114,437
Later than one months and not later than three months [member]
Assets
Securities	6,355
Securities purchased under resale agreements	15,498
Loans
Residential mortgages	4,081
Personal	764
Credit card	634
Business and government	8,203
Derivative instruments	6,761
Customers' liability under acceptances	2,703
Total assets	44,999				39,067
Liabilities
Deposits	37,014
Obligations related to securities sold under repurchase agreements	9,154
Derivative instruments	6,207
Acceptances	2,703
Other liabilities	54
Total liabilities and equities	55,132				58,465
3 - 6 months [member]
Assets
Securities	4,962
Securities purchased under resale agreements	5,802
Loans
Residential mortgages	11,209
Personal	751
Credit card	950
Business and government	9,191
Derivative instruments	3,471
Customers' liability under acceptances	29
Total assets	36,365				39,932
Liabilities
Deposits	38,737
Obligations related to securities sold under repurchase agreements	730
Derivative instruments	3,424
Acceptances	29
Other liabilities	81
Total liabilities and equities	43,001				42,381
6 - 9 months [Member]
Assets
Securities	5,392
Securities purchased under resale agreements	799
Loans
Residential mortgages	9,685
Personal	850
Credit card	950
Business and government	9,352
Derivative instruments	8,338
Customers' liability under acceptances	5
Total assets	35,371				35,900
Liabilities
Deposits	32,610
Obligations related to securities sold under repurchase agreements	553
Derivative instruments	4,616
Acceptances	5
Other liabilities	58
Total liabilities and equities	37,842				43,224
9 - 12 months [Member]
Assets
Securities	5,529
Securities purchased under resale agreements	503
Loans
Residential mortgages	8,667
Personal	1,158
Credit card	950
Business and government	8,376
Derivative instruments	2,391
Customers' liability under acceptances	2
Total assets	27,576				31,154
Liabilities
Deposits	45,631
Derivative instruments	2,041
Acceptances	2
Other liabilities	75
Total liabilities and equities	47,749				28,107
1 - 2 years [member]
Assets
Securities	15,734
Securities purchased under resale agreements	546
Loans
Residential mortgages	42,452
Personal	496
Credit card	3,802
Business and government	31,607
Derivative instruments	7,284
Total assets	101,921				95,910
Liabilities
Deposits	42,492
Derivative instruments	5,822
Other liabilities	314
Total liabilities and equities	48,628				40,038
2 - 5 years [member]
Assets
Securities	54,880
Loans
Residential mortgages	176,199
Personal	3,537
Credit card	7,484
Business and government	66,547
Derivative instruments	6,228
Total assets	314,875				276,311
Liabilities
Deposits	64,284
Derivative instruments	7,910
Other liabilities	648
Total liabilities and equities	72,842				54,440
Over five year [member]
Assets
Securities	39,392
Loans
Residential mortgages	8,088
Personal	5,113
Business and government	19,158
Derivative instruments	6,889
Total assets	78,640				70,812
Liabilities
Deposits	17,038
Derivative instruments	9,682
Other liabilities	959
Subordinated indebtedness	6,291
Total liabilities and equities	33,970				27,969
No specific maturity [member]
Assets
Securities	35,585
Loans
Personal	30,051
Business and government	9,742
Allowance for credit losses	(2,823)
Other assets	45,713
Total assets	118,268				115,312
Liabilities
Deposits	371,879
Other liabilities	26,486
Equity	47,947
Total liabilities and equities	$ 446,312				$ 428,622

[1]	Includes restricted cash of $481 million (January 31, 2022: $462 million; April 30, 2021: $492 million) and interest-bearing demand deposits with Bank of Canada.